Earnings (Loss) Per Share	12 Months Ended
Jan. 03, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Share	Earnings (Loss) Per Share
Basic earnings (loss) per share ("EPS") is computed by dividing net income (loss) applicable to common shares by the weighted average number of common shares outstanding during each period. Non-vested restricted shares contain a non-forfeitable right to receive dividends on a one-to-one per share ratio to common shares and are thus considered participating securities. The impact of the participating securities is included in the computation of basic EPS pursuant to the two-class method. The two-class method of computing EPS is an earnings allocation formula that determines earnings attributable to common shares and participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. EPS is computed by dividing undistributed earnings allocated to common stockholders by the weighted average number of common shares outstanding for the period. In applying the two-class method, undistributed earnings are allocated to both common shares and non-vested restricted shares based on the weighted average shares outstanding during the period.
Diluted EPS reflects the potential dilution that could occur if the restricted stock units were to be converted into common shares. Restricted stock units with performance conditions are only included in the diluted EPS calculation to the extent that performance conditions have been met at the measurement date. Diluted EPS is computed by adjusting the basic weighted average number of common shares by the dilutive effect of the restricted stock units, determined using the treasury stock method.
Weighted average outstanding restricted stock units totaling 560 shares were not included in the computation of diluted earnings per share for the twelve months ended December 30, 2018, because including these restricted stock units would have been antidilutive. For the twelve months ended January 3, 2021 and December 29, 2019, all restricted stock units outstanding were excluded from the computation of diluted earnings per share because including restricted stock units would have been antidilutive as a result of the loss from continuing operations in the period.
The computation of basic and diluted EPS is as follows:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Basic and diluted EPS:
Income (loss) from continuing operations	$(3,386)	$(1,995)	$6,891
Income (loss) from discontinued operations, net of tax	(6,825)	(82,391)	896
Net income (loss)	(10,211)	(84,386)	7,787
Less: income allocated to participating securities	—	—	85
Net income (loss) available to common stockholders	$(10,211)	$(84,386)	$7,702
Weighted average common shares—basic	25,341,415	26,500,356	26,890,577
Restricted stock units	—	—	3,506
Weighted average common shares—diluted	25,341,415	26,500,356	26,894,083

Earnings (loss) from continuing operations per common share—basic	$(0.13)	$(0.07)	$0.26
Earnings (loss) from discontinued operations per common share—basic	(0.27)	(3.11)	0.03
Earnings (loss) per common share—basic	$(0.40)	$(3.18)	$0.29

Earnings (loss) from continuing operations per common share—diluted	$(0.13)	$(0.07)	$0.26
Earnings (loss) from discontinued operations per common share—diluted	(0.27)	(3.11)	0.03
Earnings (loss) per common share—diluted	$(0.40)	$(3.18)	$0.29